Fair Value Measurements - Schedule of reconciliation of Level 3 assets and Liabilities (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Change in fair value	$ 16,600
Investments [Member] | Level 3 Continuity [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Balance, beginning of period	429	$ 576
Transfer to Level 1		(133)
Foreign exchange		(2)
Change in fair value	24	(12)
Balance, end of period	453	429
Derivative asset [Member] | Level 3 Continuity [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Balance, beginning of period	1,300	0
Additions	24,043	2,000
Exercised	(1,395)
Change in fair value	16,559	(700)
Balance, end of period	40,507	1,300
Warrant liability [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Balance, beginning of period	760
Balance, end of period	883	760
Warrant liability [Member] | Level 3 Continuity [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Balance, beginning of period	760	0
Additions - reclassification from equity		5,112
Change in fair value	123	(4,352)
Balance, end of period	$ 883	$ 760